Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Jul. 03, 2016	Sep. 27, 2015
Accounting Policies [Abstract]
Fiscal Period, Policy [Policy Text Block]
The Company reports its results of operations on a 52- or 53-week fiscal year ending on the last Sunday in September. The first fiscal quarter is 16 weeks, the second and third quarters each are 12 weeks, and the fourth quarter is 12 or 13 weeks. Fiscal years 2016 and 2015 are 52-week years.
Definition of Fiscal Year The Company reports its results of operations on a 52- or 53-week fiscal year ending on the last Sunday in September. Fiscal years 2015, 2014 and 2013 were 52-week years.
New Accounting Pronouncements, Policy [Policy Text Block]
The following table provides a brief description of recently issued accounting pronouncements that have not yet been adopted. Early adoption is permitted for all updates unless stated.

Standard	Description	Effective Date	Effect on financial statements and other significant matters
ASU No. 2016-13 Measurement of Credit Losses on Financial Instruments(Topic 326)
The amendments guide on reporting credit losses for assets held at amortized cost basis and available-for-sale debt securities. The amendments require a financial asset measured at amortized cost basis to be presented at the net amount expected to be collected. The amendments also require that credit losses on available-for-sale debt securities be presented as an allowance. The amendments should be applied on either a prospective transition or modified-retrospective approach depending on the subtopic.
		First quarter of fiscal year ending September 29, 2021	We are currently evaluating the impact that the adoption of these provisions will have on the Company’s consolidated financial statements.
ASU No. 2016-09 Improvements to Employee Share-Based Payment Accounting (Topic 718)
The amendments aim to simplify several aspects of the accounting for share-based payment transactions, including the income tax consequences, forfeitures, and certain classifications on the statement of cash flows. The amendments should be applied on either a prospective, retrospective, or modified-retrospective basis depending on the subtopic.
		First quarter of fiscal year ending September 30, 2018	We are currently evaluating the impact that the adoption of these provisions will have on the Company’s consolidated financial statements.
ASU No. 2016-08 Principal versus Agent Considerations (Reporting Revenue Gross versus Net) (Topic 606)
The amendments, which do not change the core principle of the guidance in Topic 606, clarify the implementation guidance on principal versus agent considerations, including how an entity should identify the unit of accounting (i.e., the specified good or service) for the principal versus agent evaluation and how it should apply the control principle to certain types of arrangements, such as service transactions. The amendments may be applied on either a full or modified retrospective basis.
		First quarter of fiscal year ending September 29, 2019	We are currently evaluating the impact that the adoption of these provisions will have on the Company’s consolidated financial statements.
ASU No. 2016-07 Simplifying the Transition to the Equity Method of Accounting (Topic 323)
The amendments eliminate the requirement to retroactively apply the equity method of accounting when an investment qualifies for the use of the equity method due to an increase in the level of ownership interest or degree of influence. The amendments should be applied on a prospective basis.
		First quarter of fiscal year ending September 30, 2018	We do not expect the adoption of these provisions to have a significant impact on the Company’s consolidated financial statements.
ASU No. 2016-04 Recognition of Breakage for Certain Prepaid Stored-Value Products (a consensus of the Emerging Issues Task Force) (Subtopic 405-20)
The amendments require entities to recognize liabilities related to the sale of prepaid stored-value products redeemable for goods, services or cash as financial liabilities in the scope of ASC 405. Additionally, the new guidance amends ASC 405-20 to include a narrow scope exception requiring entities to recognize breakage for these liabilities in a way that is consistent with how gift card breakage will be recognized under the new revenue recognition standard. The amendments may be applied on either a full or modified retrospective basis.
		First quarter of fiscal year ending September 29, 2019	We are currently evaluating the impact that the adoption of these provisions will have on the Company’s consolidated financial statements.

Standard	Description	Effective Date	Effect on financial statements and other significant matters
ASU No. 2016-02 Leases (Topic 842)
The amendments require lessees to recognize a right-of-use asset and lease liability for all leases with terms of more than 12 months. Recognition, measurement and presentation of expenses will depend on classification as a finance or operating lease. The amendments also require certain quantitative and qualitative disclosures. Accounting guidance for lessors is largely unchanged. The amendments should be applied on a modified retrospective basis.
		First quarter of fiscal year ending September 27, 2020	We are currently evaluating the impact that the adoption of these provisions will have on the Company’s consolidated financial statements.
ASU No. 2016-01 Recognition and Measurement of Financial Assets and Financial Liabilities (Subtopic 825-10)
The amendments address certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. The amendments should be applied by means of a cumulative-effect adjustment to the balance sheet in year of adoption. Early adoption is permitted for only certain amendments of the update.
		First quarter of fiscal year ending September 29, 2019	We are currently evaluating the impact that the adoption of these provisions will have on the Company’s consolidated financial statements.
ASU No. 2015-17 Balance Sheet Classification of Deferred Taxes (Topic 740)
The amendments simplify the presentation of deferred income taxes by requiring that all deferred tax liabilities and assets be classified as noncurrent in the statement of financial position. The amendments may be applied on either a prospective or retrospective basis.
		First quarter of fiscal year ending September 30, 2018	We do not expect the adoption of these provisions to have a significant impact on the Company’s consolidated financial statements.
ASU No. 2015-16 Simplifying the Accounting for Measurement-Period Adjustments (Topic 805)
The amendments require that an acquirer recognize adjustments to provisional amounts identified during the measurement period in the reporting period in which the adjustments are determined and eliminate the requirement to retrospectively revise prior periods. Additionally, an acquirer should record in the same period the effects on earnings of any changes in the provisional accounts, calculated as if the accounting had been completed at the acquisition date. The amendments should be applied on a prospective basis.
		First quarter of fiscal year ending September 24, 2017	We do not expect the adoption of these provisions to have a significant impact on the Company’s consolidated financial statements.
ASU No. 2015-11 Simplifying the Measurement of Inventory (Topic 330)
The amendments, which apply to inventory that is measured using any method other than the last-in, first-out (LIFO) or retail inventory method, require that entities measure inventory at the lower of cost and net realizable value. The amendments should be applied on a prospective basis.
		First quarter of fiscal year ending September 30, 2018	We do not expect the adoption of these provisions to have a significant impact on the Company’s consolidated financial statements.
ASU No. 2015-05 Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement (Topic 350)
The amendments provide guidance as to whether a cloud computing arrangement (e.g., software as a service, platform as a service, infrastructure as a service, and other similar hosting arrangements) includes a software license and, based on that determination, how to account for such arrangements. The amendments may be applied on either a prospective or retrospective basis.
		First quarter of fiscal year ending September 24, 2017	We do not expect the adoption of these provisions to have a significant impact on the Company’s consolidated financial statements.

Standard	Description	Effective Date	Effect on financial statements and other significant matters
ASU No. 2015-02 Amendments to the Consolidation Analysis (Topic 810)
The amendments revise the consolidation analysis related to limited partnerships and similar legal entities, variable interest entities, and certain investment funds. The amendments may be applied on either a full or modified retrospective basis.
		First quarter of fiscal year ending September 24, 2017	We do not expect the adoption of these provisions to have a significant impact on the Company’s consolidated financial statements.
ASU No. 2014-09 Revenue from Contracts with Customers (Topic 606)
The core principle of the new guidance is that an entity will recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Additionally, the guidance requires disclosures related to the nature, amount, timing, and uncertainty of revenue that is recognized. The amendments may be applied on either a full or modified retrospective basis.
		First quarter of fiscal year ending September 29, 2019	We are currently evaluating the timing, method, and impact that the adoption of these provisions will have on the Company’s consolidated financial statements.

Recent Accounting Pronouncements
The following table provides a brief description of recently issued accounting pronouncements:

Standard	Description	Effective Date	Effect on financial statements and other significant matters
ASU No. 2015-16 Simplifying the Accounting for Measurement - Period Adjustments (Topic 805)
The amendments require that an acquirer recognize adjustments to provisional amounts identified during the measurement period in the reporting period in which the adjustments are determined and eliminates the requirement to retrospectively revise prior periods. Additionally, an acquirer should record in the same period the effects on earnings of any changes in the provisional accounts, calculated as if the accounting had been completed at the acquisition date. The amendments should be applied on a prospective basis.
		First quarter of fiscal year ending September 24, 2017	We are currently evaluating the impact that the adoption of these provisions will have on the Company’s consolidated financial statements.
ASU No. 2015-11 Simplifying the Measurement of Inventory (Topic 330)
The amendments, which apply to inventory that is measured using any method other than the last-in, first-out (LIFO) or retail inventory method, require that entities measure inventory at the lower of cost and net realizable value. The amendments should be applied on a prospective basis.
		First quarter of fiscal year ending September 30, 2018	We are currently evaluating the impact that the adoption of these provisions will have on the Company’s consolidated financial statements.
ASU No. 2015-05 Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement (Topic 350)
The amendments provide guidance as to whether a cloud computing arrangement (e.g., software as a service, platform as a service, infrastructure as a service, and other similar hosting arrangements) includes a software license and, based on that determination, how to account for such arrangements. The amendments may be applied on either a prospective or retrospective basis and early adoption is permitted.
		First quarter of fiscal year ending September 24, 2017	We are currently evaluating the impact that the adoption of these provisions will have on the Company’s consolidated financial statements.
ASU No. 2015-03 Simplifying the Presentation of Debt Issuance Costs (Subtopic 835-30)
The amendments require that debt issuance costs related to a recognized liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability. The amendments should be applied on a retrospective basis and early adoption is permitted.
		First quarter of fiscal year ending September 24, 2017	We do not expect the adoption of these provisions to have a significant impact on the Company’s consolidated financial statements.

Standard	Description	Effective Date	Effect on financial statements and other significant matters
ASU No. 2015-02 Amendments to the Consolidation Analysis (Topic 810)
The amendments revise the consolidation analysis related to limited partnerships and similar legal entities, variable interest entities, and certain investment funds. The amendments may be applied on either a modified or full retrospective basis.
		First quarter of fiscal year ending September 24, 2017	We do not expect the adoption of these provisions to have a significant impact on the Company’s consolidated financial statements.
ASU No. 2014-09 Revenue from Contracts with Customers (Topic 606)
The core principle of the new guidance is that an entity will recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Additionally, the guidance requires disclosures related to the nature, amount, timing, and uncertainty of revenue that is recognized. The amendments may be applied on either a full or modified retrospective basis.
		First quarter of fiscal year ending September 30, 2018 or fiscal year ending September 29, 2019	We are currently evaluating the timing, method, and impact that the adoption of these provisions will have on the Company’s consolidated financial statements.

Earnings Per Share, Policy [Policy Text Block]
The computation of basic earnings per share is based on the number of weighted average common shares outstanding during the period. The computation of diluted earnings per share includes the dilutive effect of common stock equivalents consisting of incremental common shares deemed outstanding from the assumed exercise of stock options and the dilutive effect of restricted stock awards.

Earnings per Share
Basic earnings per share are calculated by dividing net income available to common shareholders by the weighted average number of common shares outstanding during the fiscal period. Diluted earnings per share are based on the weighted average number of common shares outstanding plus, where applicable, the additional common shares that would have been outstanding related to dilutive share-based awards using the treasury stock method. Dilutive potential common shares include outstanding stock options and unvested restricted stock awards.